Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2019
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2019	Dec 31, 2018
Irrevocable lending commitments	163,664	167,722
Revocable lending commitments	43,448	44,327
Contingent liabilities	48,369	51,605
Total	255,481	263,654

Other Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2019	Dec 31, 2018
Other commitments	103	130
Other contingent liabilities	78	74
Total	182	204